5. Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair value at recurring basis

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Shares issued in acquisition of HereLab	$–	$–	$495,000	$495,000
Accrued share compensation	32,500	–	417,229	449,729
Total fair value	$32,500	$–	$912,229	$944,729

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Shares issued in acquisition of HereLab	$–	$–	$–	$–
Accrued share compensation	–	–	–	–
Total fair value	$–	$–	$–	$–